FAIR VALUE MEASUREMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional disclosures
Asset transfer L1 to L2	$ 0	$ 0	$ 0
Asset transfer L2 to L1	0	0	0
Liabilities transfer L1 to L2	0	0	0
Liabilities transfer L2 to L1	0	0	0
Asset transfer into L3	0	0	0
Asset transfer out of L3	0	0	0
Liabilities transfer into L3	0	0	0
Liabilities transfer out of L3	$ 0	$ 0	$ 0